Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Long-term Debt, Unclassified [Abstract]
Carrying Value of Long-Term Debt
Long-term debt was as follows:

(dollars in millions)	Interest Rate (1)	March 31, 2013	December 31, 2012
Senior secured asset-based revolving credit facility	—%	$—	$—
Senior secured term loan facility	3.9%	1,299.5	1,339.5
Senior secured notes due 2018	8.0%	500.0	500.0
Senior notes due 2019	8.5%	1,305.0	1,305.0
Unamortized premium on senior notes due 2019		4.8	5.0
Senior subordinated notes due 2017	12.535%	571.5	621.5
Senior notes due 2015	—%	—	—
Total long-term debt		3,680.8	3,771.0
Less current maturities of long-term debt		—	(40.0)
Long-term debt, excluding current maturities		$3,680.8	$3,731.0
(1)Weighted-average interest rate at March 31, 2013.

Long-term debt was as follows:

(dollars in millions)		December 31,
	Interest Rate (1)	2012	2011
Senior secured asset-based revolving credit facility	—%	$—	$—
Senior secured term loan facility	3.9%	1,339.5	1,540.5
Senior secured notes due 2018	8.0%	500.0	500.0
Senior notes due 2019	8.5%	1,305.0	1,175.0
Unamortized premium on senior notes due 2019		5.0	—
Senior subordinated notes due 2017	12.535%	621.5	721.5
Senior notes due 2015	—%	—	129.0
Total long-term debt		3,771.0	4,066.0
Less current maturities of long-term debt		(40.0)	(201.0)
Long-term debt, excluding current maturities		$3,731.0	$3,865.0
(1)Weighted-average interest rate as of December 31, 2012.

Schedule of Long-term Debt Maturities	As of December 31, 2012, the maturities of long-term debt were as follows:

(in millions)
Years ending December 31,
2013	$40.0
2014	408.7
2015	—
2016	—
2017	1,512.3
Thereafter	1,805.0
$3,766.0

Deferred Financing Costs Disclosure
The following table summarizes the deferred financing costs activity for the years ended December 31, 2012 and 2011:

(in millions)	December 31,
	2012	2011
Beginning balance	$68.5	$79.7
Additional costs capitalized	2.1	26.3
Recognized in interest expense	(14.4)	(15.7)
Write-off of unamortized deferred financing costs	(3.0)	(21.8)
Ending balance	$53.2	$68.5